Financial Instrument - Summary of Year End Trade and Other Receivable (Detail) - Credit risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 195,700	$ 2,676	₨ 94,745
Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	134,386	1,837	29,702
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	6,116	84	7,941
Financial assets past due but not impaired [member] | Later than one month and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	2,763	38	14,271
Financial assets past due but not impaired [member] | Later than three months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	8,419	115	16,858
Financial assets past due but not impaired [member] | Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 44,016	$ 602	₨ 25,973